Financial Risk Management (Details) € in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Apr. 04, 2019 $ / $	Dec. 31, 2018 CHF (SFr) $ / SFr $ / € $ / $ $ / $ $ / $ $ / $	Dec. 31, 2018 COP ($) $ / SFr $ / € $ / $ $ / $ $ / $ $ / $	Dec. 31, 2018 CLP ($) $ / SFr $ / € $ / $ $ / $ $ / $ $ / $	Dec. 31, 2018 ARS ($) $ / SFr $ / € $ / $ $ / $ $ / $ $ / $	Dec. 31, 2018 EUR (€) $ / SFr $ / € $ / $ $ / $ $ / $ $ / $	Dec. 31, 2018 USD ($) $ / SFr $ / € $ / $ $ / $ $ / $ $ / $	Dec. 31, 2018 MXN ($) $ / SFr $ / € $ / $ $ / $ $ / $ $ / $	Dec. 31, 2017 COP ($) $ / € $ / $ $ / $ $ / $ $ / $	Dec. 31, 2017 CLP ($) $ / € $ / $ $ / $ $ / $ $ / $	Dec. 31, 2017 ARS ($) $ / € $ / $ $ / $ $ / $ $ / $	Dec. 31, 2017 EUR (€) $ / € $ / $ $ / $ $ / $ $ / $	Dec. 31, 2017 USD ($) $ / € $ / $ $ / $ $ / $ $ / $	Dec. 31, 2017 MXN ($) $ / € $ / $ $ / $ $ / $ $ / $	Dec. 31, 2016 $ / $
Disclosure of nature and extent of risks arising from financial instruments
Foreign exchange rate | $ / $		19.6730	19.6730	19.6730	19.6730	19.6730	19.6730	19.6730	19.7051	19.7051	19.7051	19.7051	19.7051	19.7051	20.6356
Assets | $								$ 297,170,593						$ 297,220,101
Liabilities | $								192,639,902						197,563,187
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments
Foreign exchange rate | $ / $	19.1632
Foreign currency risk | U.S. dollar
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets							$ 1,359,524	26,745,916					$ 1,506,177	29,679,368
Risk exposure on liabilities							$ 4,569,137	$ 89,888,632					$ 4,437,506	$ 87,441,499
Foreign exchange rate | $ / $		19.6730	19.6730	19.6730	19.6730	19.6730	19.6730	19.6730	19.7051	19.7051	19.7051	19.7051	19.7051	19.7051
Foreign currency risk | U.S. dollar | Long-term Debt Designated as Hedging Instrument of the Group's Investment in UHI
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on liabilities							$ 2,585,800	$ 50,869,542					$ 2,440,300	$ 48,086,947
Foreign currency risk | Euros
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets						€ 58,869		1,325,294				€ 25,934		612,706
Risk exposure on liabilities						€ 4,449		$ 100,159				€ 3,311		$ 78,224
Foreign exchange rate | $ / €		22.5126	22.5126	22.5126	22.5126	22.5126	22.5126	22.5126	23.6256	23.6256	23.6256	23.6256	23.6256	23.6256
Foreign currency risk | Swiss francs
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets		SFr 5,474						$ 109,431
Risk exposure on liabilities		SFr 9,871						$ 197,331
Foreign exchange rate | $ / SFr		19.9910	19.9910	19.9910	19.9910	19.9910	19.9910	19.9910
Foreign currency risk | Chilean pesos
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets				$ 3,102,339				$ 87,486		$ 3,718,631				$ 118,996
Risk exposure on liabilities				$ 3,418,223				$ 96,394		$ 1,864,214				$ 59,655
Foreign exchange rate | $ / $		0.0282	0.0282	0.0282	0.0282	0.0282	0.0282	0.0282	0.0320	0.0320	0.0320	0.0320	0.0320	0.0320
Foreign currency risk | Colombian pesos
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets			$ 3,222,821					$ 19,337	$ 4,765,350					$ 31,451
Risk exposure on liabilities			$ 11,769,323					$ 70,616	$ 9,963,833					$ 65,761
Foreign exchange rate | $ / $		0.0060	0.0060	0.0060	0.0060	0.0060	0.0060	0.0060	0.0066	0.0066	0.0066	0.0066	0.0066	0.0066
Foreign currency risk | Argentinean pesos
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets					$ 22,518			$ 11,750			$ 10,660			$ 11,263
Foreign exchange rate | $ / $		0.5218	0.5218	0.5218	0.5218	0.5218	0.5218	0.5218	1.0566	1.0566	1.0566	1.0566	1.0566	1.0566
Foreign currency risk | Other currencies
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets | $														$ 309,325
Risk exposure on liabilities | $														$ 163,781
Assets | $								$ 31,500
Liabilities | $								$ 11,744